NET INCOME (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2020
NET INCOME (LOSS) PER ORDINARY SHARE
NET INCOME (LOSS) PER ORDINARY SHARE

20. NET INCOME (LOSS) PER ORDINARY SHARE

The following table sets forth the basic and diluted net income (loss) per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to ordinary shareholders	(349,027,476)	190,084,771	168,652,466

Denominator:
Weighted average number of ordinary shares outstanding	65,834,876	148,896,691	150,775,447
Weighted average number of ordinary shares equivalents outstanding	—	128,475	121,965

Denominator for basic net income (loss) per ordinary share	65,834,876	149,025,166	150,897,412
Dilutive effect of outstanding share options	—	3,978,477	4,900,551
Dilutive effect of unvested restricted share units	—	244,545	2,037,905

Denominator for diluted net income (loss) per ordinary share	65,834,876	153,248,188	157,835,868

Net income (loss) per ordinary share
—Basic	(5.30)	1.28	1.12
—Diluted	(5.30)	1.24	1.07

Securities that could potentially dilute basic net income (loss) per share in the future that were not included in the computation of diluted net income (loss) per share because to do so would have been antidilutive for the years ended December 31, 2018, 2019 and 2020 are as follow:

	For the Year Ended
	December 31,
	2018	2019	2020
Share options	5,314,246	4,180,000	—
Unvested restricted share units	100,000	—	66,800